Charles Schwab Investment Management, Inc.
211 Main Street
San Francisco, CA 94105
July 31, 2009
VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:     Laudus Institutional Trust (File Nos. 333-50529 and 811-08759)
Laudus Mondrian Institutional Emerging Markets Fund
Laudus Mondrian Institutional International Equity Fund
Post-Effective Amendment No. 19
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and Statement of Additional Information, dated July 29, 2009, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectus and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,
/s/ Catherine MacGregor
Catherine MacGregor
Vice President Charles Schwab Investment Management, Inc.